Federated Hermes California Municipal Cash Trust Investment Objectives and Goals - Cash II Shares [Member] - Federated Hermes California Municipal Cash Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information–Cash II Shares Federated Hermes California Municipal Cash Trust (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.